Leases - Details of component of lease cost (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 388,976
Short-term lease costs	327,972
Variable lease costs	29,286
Total lease costs	¥ 746,234